Notes Payable, Related Parties (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes Payable Related Parties
Interest expense	$ 660	$ 385	$ 626	$ 113